LEASES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Sep. 30, 2021
Lessee, Operating Lease, Liability, to be Paid	$ 623,566
Operating Lease, Right-of-Use Asset	583,414		$ 593,405
Operating Lease, Liability, Current	344,492		333,020	$ 344,492
Operating Lease, Liability, Noncurrent	251,908		$ 284,848	$ 251,908
Operating Lease, Expense	105,340	$ 90,993
Office Space Boca Raton Fl [Member]
Lessee, Operating Lease, Liability, to be Paid	$ 94,898